SHAREHOLDERS' EQUITY (Information About Share Options Outstanding) (Details)	12 Months Ended
	Dec. 31, 2022 ₪ / shares $ / shares shares	Dec. 31, 2022 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number Outstanding | shares	290,711	290,711
Weighted Average Exercise Price, Outstanding		$ 29.83
Number Exercisable, Exercisable | shares	235,952	235,952
Weighted Average Exercise Price, Exercisable		$ 26.98
10.01-20.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 10.01
Exercise Prices, maximum	$ 20
Number Outstanding | shares	24,220	24,220
Weighted Average Remaining Contractual Life (in years), Outstanding	7 months 9 days
Weighted Average Exercise Price, Outstanding		$ 11.73
Number Exercisable, Exercisable | shares	24,220	24,220
Weighted Average Exercise Price, Exercisable		$ 11.73
20.01-35.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 20.01
Exercise Prices, maximum	$ 35
Number Outstanding | shares	225,320	225,320
Weighted Average Remaining Contractual Life (in years), Outstanding	2 years 6 months 21 days
Weighted Average Exercise Price, Outstanding		$ 26.31
Number Exercisable, Exercisable | shares	193,683	193,683
Weighted Average Exercise Price, Exercisable		$ 26.35
35.01-50.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 35.01
Exercise Prices, maximum	$ 50
Number Outstanding | shares	28,635	28,635
Weighted Average Remaining Contractual Life (in years), Outstanding	4 years 5 months 4 days
Weighted Average Exercise Price, Outstanding		$ 46.08
Number Exercisable, Exercisable | shares	14,181	14,181
Weighted Average Exercise Price, Exercisable		$ 46.15
50.01-70.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 50.01
Exercise Prices, maximum	$ 70
Number Outstanding | shares	2,921	2,921
Weighted Average Remaining Contractual Life (in years), Outstanding	4 years 7 months 2 days
Weighted Average Exercise Price, Outstanding		$ 53.61
Number Exercisable, Exercisable | shares	1,462	1,462
Weighted Average Exercise Price, Exercisable | ₪ / shares	$ 53.61
70.01-102.35 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 70.01
Exercise Prices, maximum	$ 102.35
Number Outstanding | shares	9,615	9,615
Weighted Average Remaining Contractual Life (in years), Outstanding	4 years 5 months 23 days
Weighted Average Exercise Price, Outstanding		$ 102.35
Number Exercisable, Exercisable | shares	2,406	2,406
Weighted Average Exercise Price, Exercisable | ₪ / shares	$ 102.35